Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									$ 3,767	$ 3,633	$ 3,458
Gross Investment Income, Operating									16	15	18
Other income									19	7	4
Total Revenues	$ 958	$ 812	$ 935	$ 1,097	$ 919	$ 795	$ 890	$ 1,051	3,802	3,655	3,480
Salaries and benefits									(2,314)	(2,207)	(2,475)
Other operating expenses									(659)	(636)	(600)
Depreciation expense									(92)	(94)	(79)
Amortization of intangible assets									(54)	(55)	(59)
Restructuring Costs									(36)	0	0
Goodwill impairment charge									0	0	(492)
Total expenses	(819)	(778)	(787)	(771)	(774)	(725)	(723)	(770)	(3,155)	(2,992)	(3,705)
OPERATING (LOSS) INCOME									647	663	(225)
Other Nonoperating Income (Expense)									6	22	16
Income from group undertakings									0	0	0
Expenses due to group undertakings									0	0	0
Loss on extinguishment of debt									0	(60)	0
Interest expense									(135)	(126)	(128)
Income (loss) before income taxes and interest in earnings of associates									518	499	(337)
Income taxes									(159)	(122)	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									359	377	(438)
Interest in earnings of associates, net of tax									14	0	5
EQUITY ACCOUNT FOR SUBSIDIARIES									0	0	0
Net income (loss)	83	(8)	48	250	74	(27)	107	223	373	377	(433)
Net Income (Loss) Attributable to Noncontrolling Interest									(11)	(12)	(13)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 76	$ (7)	$ 47	$ 246	$ 68	$ (27)	$ 105	$ 219	362	365	(446)
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									0	0	0
Gross Investment Income, Operating									0	0	0
Other income									0	0	0
Total Revenues									0	0	0
Salaries and benefits									(1)	(1)	(2)
Other operating expenses									(16)	(5)	(6)
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring Costs									0
Goodwill impairment charge											0
Total expenses									(17)	(6)	(8)
OPERATING (LOSS) INCOME									(17)	(6)	(8)
Other Nonoperating Income (Expense)									(15)	5	2
Income from group undertakings									0	0	0
Expenses due to group undertakings									0	(10)	0
Loss on extinguishment of debt										0
Interest expense									(43)	(42)	(43)
Income (loss) before income taxes and interest in earnings of associates									(75)	(53)	(49)
Income taxes									0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(75)	(53)	(49)
Interest in earnings of associates, net of tax									0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES									437	418	(397)
Net income (loss)									362	365	(446)
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									362	365	(446)
Guarantor Companies [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									8	8	0
Gross Investment Income, Operating									0	0	1
Other income									0	0	0
Total Revenues									8	8	1
Salaries and benefits									(81)	(103)	(96)
Other operating expenses									(133)	(231)	(158)
Depreciation expense									(21)	(23)	(16)
Amortization of intangible assets									0	0	0
Restructuring Costs									(14)
Goodwill impairment charge											0
Total expenses									(249)	(357)	(270)
OPERATING (LOSS) INCOME									(241)	(349)	(269)
Other Nonoperating Income (Expense)									(220)	(4)	(4)
Income from group undertakings									450	491	436
Expenses due to group undertakings									(190)	(153)	(185)
Loss on extinguishment of debt										(60)
Interest expense									(44)	(61)	(69)
Income (loss) before income taxes and interest in earnings of associates									(245)	(136)	(91)
Income taxes									54	29	76
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(191)	(107)	(15)
Interest in earnings of associates, net of tax									10	9	8
EQUITY ACCOUNT FOR SUBSIDIARIES									609	515	(390)
Net income (loss)									428	417	(397)
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									428	417	(397)
Trinity Acquisition Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									0	0	0
Gross Investment Income, Operating									0	0	0
Other income									0	0	0
Total Revenues									0	0	0
Salaries and benefits									0	0	0
Other operating expenses									0	(1)	0
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring Costs									0
Goodwill impairment charge											0
Total expenses									0	(1)	0
OPERATING (LOSS) INCOME									0	(1)	0
Other Nonoperating Income (Expense)									0	0	1
Income from group undertakings									91	68	79
Expenses due to group undertakings									(29)	(26)	(27)
Loss on extinguishment of debt										0
Interest expense									(36)	(18)	(8)
Income (loss) before income taxes and interest in earnings of associates									26	23	45
Income taxes									(5)	(6)	(11)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									21	17	34
Interest in earnings of associates, net of tax									0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES									314	344	(461)
Net income (loss)									335	361	(427)
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									335	361	(427)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									3,759	3,625	3,458
Gross Investment Income, Operating									16	15	17
Other income									19	7	4
Total Revenues									3,794	3,647	3,479
Salaries and benefits									(2,232)	(2,103)	(2,377)
Other operating expenses									(510)	(399)	(436)
Depreciation expense									(71)	(71)	(63)
Amortization of intangible assets									(54)	(55)	(59)
Restructuring Costs									(22)
Goodwill impairment charge											(492)
Total expenses									(2,889)	(2,628)	(3,427)
OPERATING (LOSS) INCOME									905	1,019	52
Other Nonoperating Income (Expense)									11	31	17
Income from group undertakings									102	86	111
Expenses due to group undertakings									(424)	(456)	(414)
Loss on extinguishment of debt										0
Interest expense									(12)	(5)	(8)
Income (loss) before income taxes and interest in earnings of associates									582	675	(242)
Income taxes									(208)	(145)	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									374	530	(408)
Interest in earnings of associates, net of tax									4	(9)	(3)
EQUITY ACCOUNT FOR SUBSIDIARIES									0	0	0
Net income (loss)									378	521	(411)
Net Income (Loss) Attributable to Noncontrolling Interest									(11)	(12)	(13)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									367	509	(424)
Consolidation entries [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									0	0	0
Gross Investment Income, Operating									0	0	0
Other income									0	0	0
Total Revenues									0	0	0
Salaries and benefits									0	0	0
Other operating expenses									0	0	0
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring Costs									0
Goodwill impairment charge											0
Total expenses									0	0	0
OPERATING (LOSS) INCOME									0	0	0
Other Nonoperating Income (Expense)									230	(10)	0
Income from group undertakings									(643)	(645)	(626)
Expenses due to group undertakings									643	645	626
Loss on extinguishment of debt										0
Interest expense									0	0	0
Income (loss) before income taxes and interest in earnings of associates									230	(10)	0
Income taxes									0	0	0
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES									230	(10)	0
Interest in earnings of associates, net of tax									0	0	0
EQUITY ACCOUNT FOR SUBSIDIARIES									(1,360)	(1,277)	1,248
Net income (loss)									(1,130)	(1,287)	1,248
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									$ (1,130)	$ (1,287)	$ 1,248